SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Going Concern (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit		$ (796,092)	$ (520,263)
Cash and cash equivalents		$ 190,169	$ 227,442	$ 166,542
TCL Zhonghuan Renewable Energy Technology Co., Ltd. (TZE) | Forecast
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Long-term funding	$ 197,500
Subsequent Event
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash and cash equivalents	$ 98,000